RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15- RELATED PARTY TRANSACTION

On October 22, 2022, Mr. Zhi Yang, the Company founder and CEO subscribed 12 million shares of common stock. Mr. Yang paid $30,000 for the 12,000,000 shares of ESG Inc. stock. The subscription was canceled on September 28, 2023, and the capital received were payable to Mr. Yang. The payable was paid off on February 5, 2024.

NOTE 14: RELATED PARTY TRANSACTIONS

In December 2022, Mr. Zhi Yang, Company founder and CEO, paid $21,311 of operating expense on behalf of AUM. AUM reimbursed Zhi Yang in January 2023.

On October 22, 2022, Mr. Zhi Yang subscribed 12 million shares of common stock. Mr. Yang paid $30,000 for the 12,000,000 shares of ESG Inc. stock. The subscription was canceled on September 28, 2023, and the capital was recorded as a payable to Mr. Yang. The payable was paid off on February 5, 2024.

AUM made advances to suppliers on behalf of Funan Zhihua Plant Nutrition Co., Ltd, whose legal representative was the CEO of the Company in 2021. The advance to supplier–related party was $0 and $9,133 as of December 31, 2023 and 2022, respectively.